Discontinued operations - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
REVENUES			$ 2,589,823
COST OF REVENUES			1,603,887
GROSS PROFIT			985,936
Selling			607,424
General and administrative			954,576
Research and development			922,343
Long-live assets impairment			2,602,589
Total operating expenses			5,086,932
LOSS FROM OPERATIONS			(4,100,996)
Interest income			1,296
Interest expense			(33,682)
Other expense, net			(154,275)
Total other expense, net			(186,661)
LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES			(4,287,657)
GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES			22,858,286
TOTAL INCOME FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES			18,570,629
INCOME TAX EXPENSE
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX			$ 18,570,629